SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Servers and network equipment
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years
Office furniture and equipment
Property and Equipment
Estimated useful lives	3 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	3 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	5 years
Purchased technologies and licenses | Maximum
Property and Equipment
Estimated useful lives	5 years
Purchased technologies and licenses | Weighted average
Property and Equipment
Estimated useful lives	4 years 1 month 6 days